Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

Note 6. STOCKHOLDERS’ EQUITY

Common Stock — Issuance of Securities

The Company issued 4,484 and 12,950 shares of common stock in payment of director fees totaling $14,000 and $39,000 for the three months ended June 30, 2026 and 2025, respectively, and 9,084 and 22,135 shares totaling $28,000 and $78,000 for the six months ended June 30, 2026 and 2025, respectively.

During April of 2026, the Company issued 57,345 shares of common stock upon the vesting of Restricted Stock Units (“RSUs”) to certain employees and withheld the balance of the 94,210 RSUs in satisfaction of tax withholding obligations. This represents a portion of the RSUs granted in 2024.

Additionally, during April of 2026, the Company issued 7,775 shares of common stock upon the vesting of RSUs to a former executive pursuant to a separation agreement and withheld the balance of the 12,159 RSUs in satisfaction of withholding tax obligations. This represents a portion of the RSUs granted in February of 2026. See “Note 7. Stock Options and Restricted Stock Units”.

Note 10. STOCKHOLDERS’ EQUITY

Common Stock — Issuances of Securities

The Company issued 30,699 and 39,845 shares of common stock totaling $108,000 and $157,000 in payment of Director’s fees for the years ended December 31, 2025 and 2024, respectively. Such expense is included in Operating Expenses in the consolidated statements of operations.

During the second quarter of 2025, the Company issued 57,192 shares of common stock upon the vesting of Restricted Stock Units (“RSUs”) to certain employees. The balance of the units vested were withheld to satisfy the withholding tax required to be paid on the 95,210 Restricted Share Units which vested.

There were no issuances of common stock due to the exercise of stock options for year ended December 31, 2025. The Company issued 15,229 shares, of common stock to net settle the exercise of stock options for the year ended December 31, 2024.

During the first quarter of 2026, the Company issued 4,600 shares of common stock in payment of Director’s fees totaling $14,000.

Common Stock — Sale of Securities

In connection with its’ At The Market offering, the Company sold and issued 1,213,593 and 116,851 shares during the years ended December 31, 2025 and 2024, respectively, pursuant to a Registration Statement on Form S-3 declared effective on December 19, 2024. The gross proceeds for the years ended December 31, 2025 and 2024 were $4,866,000 and $509,000, respectively. Costs associated with sales for the years ended December 31, 2025 and 2024 were $228,000 and $182,000.